Fixed Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property Plant and Equipment Useful Life and Values [Abstract]
Construction in progress expenditures	$ 1,300.0	$ 942.0